RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, to Employees in Lieu of Cash (in Shares)	42,714		42,714
Increase (Decrease) in Notes Payable, Related Parties, Current	$ (24,000)	$ 50,000	$ 74,000	$ 187,500
Stock Issued During Period, Value, to Employees in Lieu of Cash	37,000		100,692
Debt Conversion, Original Debt, Amount	37,000	141,200	178,600	0
Interest Paid	0	7,262	7,262	0
Notes Payable, Related Parties, Current			24,000	187,500
Accrued Salary [Member] | Series A Preferred Stock [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Conversion, Original Debt, Amount			141,200
Debt Conversion, Converted Instrument, Shares Issued (in Shares)			35,300
Accrued Salary [Member] | Common Stock [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Conversion, Original Debt, Amount			20,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)			50,000
Payment Of Salary For January And February 2014 In Lieu Of Cash [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, to Employees in Lieu of Cash (in Shares)	23,272
Officers and Shareholders [Member] | Series A Preferred Stock [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)		59,375
Officers and Shareholders [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Conversion, Original Debt, Amount		237,500
Interest Paid		7,261
Series A Preferred Stock [Member] | Officers and Shareholders [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)			59,375
Officers and Shareholders [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Conversion, Original Debt, Amount			237,500
Interest Paid			7,261
Notes Payable, Related Parties, Current				187,500
Proceeds from Related Party Debt			50,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum				8.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum				10.00%
Debt Instrument, Maturity Date				Sep. 15, 2013
Debt Instrument, Convertible, Terms of Conversion Feature				The notes contained a conversion feature which allowed the holders, at their sole discretion, to convert some or all of the principal amount of their note outstanding into equity or debt securities issued by the Company in connection with any offering made by the Company during the period that the principal amount of the note was outstanding. The conversion terms would be identical to the offering terms.
Interest Expense, Related Party			1,658	5,603
Non-Interest Bearing Loans [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Proceeds from Related Party Debt			$ 24,000